LOAN PAYABLES, EIDL (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
SCHEDULE OF LOAN PAYABLES - EIDL

	March 31,	December 31,
	2025	2024

June 13, 2020 ($150,000 - EIDL ) - AA	$137,702	$138,616
June 13, 2020 ($150,000 - EIDL ) - BB	137,719	138,661
July 15, 2020 ($150,000 - EIDL) - JJ	137,218	138,137

Total loans payables, EIDL	412,639	415,414

Less - current portion	(8,232)	(10,924)

Total loans payables, EIDL, less current portion	$404,407	$404,490

	December 31,	December 31,
	2024	2023

June 13, 2020 ($150,000 - EIDL) - AA	$138,616	$142,104
June 13, 2020 ($150,000 - EIDL) - BB	138,661	142,119
July 15, 2020 ($150,000 - EIDL) - JJ	138,137	141,642

Total loans payables, EIDL	415,414	425,865

Less - current portion	(10,924)	(10,526)

Total loans payables, EIDL, less current portion	$404,490	$415,339

Economic Injury Disaster Loan [Member]
Short-Term Debt [Line Items]
SCHEDULE OF FUTURE MINIMUM PAYMENT

The following table provides future minimum payments as of March 31, 2025:

For the years ended	Amount
2025 (remaining nine months)	$8,232
2026	11,341
2027	11,774
2028	12,223
2029	12,689
Thereafter	356,380

Total	$412,639
The following table provides future minimum payments as of December 31, 2024:
For the years ended	Amount
2025	$10,924
2026	11,341
2027	11,774
2028	12,223
2029	12,689
Thereafter	356,463

Total	$415,414